CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current Assets:
Cash and cash equivalents	¥ 673,669	$ 97,673	¥ 661,390
Restricted cash	43,122	6,252	99,282
Short-term investments measured at fair value	205,861	29,847	182,556
Accounts receivable, net of allowance of credit loss of RMB1,148 and RMB3,630 as of December 31, 2021 and 2022, respectively	488,875	70,880	404,469
Notes receivable	43,332	6,283	90,734
Inventories	1,498,900	217,320	1,121,107
Prepayments and other current assets	282,066	40,896	242,199
Total current assets	3,235,825	469,151	2,801,737
Property and equipment, net	48,497	7,031	80,254
Intangible assets, net	3,267	474	4,909
Long-term investments	2,000	290	3,000
Operating lease ROU assets	163,877	23,760	233,847
Other non-current assets	20,348	2,950	22,086
Total assets	3,473,814	503,656	3,145,833
Current liabilities including amounts of the consolidated VIE without recourse to the Company (Note 2(b)):
Short-term borrowings	178,990	25,951	259,658
Accounts payable	1,764,849	255,879	1,347,352
Accrued expenses and other current liabilities	781,271	113,273	522,968
Total current liabilities	2,725,110	395,103	2,129,978
Long-term operating lease liabilities	100,469	14,567	165,614
Other non-current liabilities			1,537
Total liabilities	2,825,579	409,670	2,297,129
Commitments and contingencies 20
MEZZANINE EQUITY
Redeemable non-controlling interests	1,056,939	153,242	1,000,849
SHAREHOLDERS' EQUITY (DEFICIT)
Treasury shares (2,330,620 shares as of December 31 2021 and 2022, respectively)	(40,859)	(5,924)	(40,859)
Additional paid-in capital	2,977,174	431,650	2,817,789
Accumulated deficit	(3,426,556)	(496,804)	(3,009,678)
Accumulated other comprehensive income	75,586	10,959	59,371
Total 111, Inc.' deficit	(414,599)	(60,111)	(173,321)
Non-controlling interests	5,895	855	21,176
Total deficit	(408,704)	(59,256)	(152,145)
Total liabilities, mezzanine equity and equity	3,473,814	503,656	3,145,833
Ordinary shares Class A
SHAREHOLDERS' EQUITY (DEFICIT)
Ordinary shares, value	31	5	31
Ordinary shares Class B
SHAREHOLDERS' EQUITY (DEFICIT)
Ordinary shares, value	¥ 25	$ 3	¥ 25